Note Loans (Loans in non-performing status and accruing loans past-due 90 days or more by loan class) (Detail) - Non Covered Loans - USD ($) $ in Thousands	Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	$ 601,799	[1]	$ 630,483	[2]
Accruing loans past-due 90 days or more	446,725		447,962
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	1,062		2,199
Accruing loans past-due 90 days or more	0		0
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	33,973		33,452
Accruing loans past-due 90 days or more	0		0
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	106,670		93,453
Accruing loans past-due 90 days or more	0		0
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	40,111		131,121
Accruing loans past-due 90 days or more	555		494
Construction
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	3,550		13,812
Accruing loans past-due 90 days or more	0		0
Mortgages
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	351,471	[3],[4]	304,913	[5],[6]
Accruing loans past-due 90 days or more	426,094	[3],[4]	426,387	[5],[6]
Leasing
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	3,009		3,102
Accruing loans past-due 90 days or more	0		0
Legacy
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	3,649		1,545
Accruing loans past-due 90 days or more	0		0
Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	437		449
Accruing loans past-due 90 days or more	19,098		20,368
Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	4,176		4,090
Accruing loans past-due 90 days or more	394		21
Consumer | Personal
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	23,342		27,088
Accruing loans past-due 90 days or more	523		10
Consumer | Auto
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	11,646		11,387
Accruing loans past-due 90 days or more	0		0
Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	18,703		3,872
Accruing loans past-due 90 days or more	61		682
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	574,834	[1]	611,383	[2]
Accruing loans past-due 90 days or more	446,725		447,962
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	1,062		2,199
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	33,720		33,452
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	106,449		92,648
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	36,671		129,611
Accruing loans past-due 90 days or more	555		494
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	3,550		13,812
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	337,933	[3],[4]	295,629	[5],[6]
Accruing loans past-due 90 days or more	426,094	[3],[4]	426,387	[5],[6]
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	3,009		3,102
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Legacy
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	19,098		20,368
PUERTO RICO | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	394		21
PUERTO RICO | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	22,102		25,678
Accruing loans past-due 90 days or more	523		10
PUERTO RICO | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	11,640		11,387
Accruing loans past-due 90 days or more	0		0
PUERTO RICO | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	18,698		3,865
Accruing loans past-due 90 days or more	61		682
UNITED STATES
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	26,965	[1]	19,100	[2]
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	253		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	221		805
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	3,440		1,510
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Construction
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	13,538	[3],[4]	9,284	[5],[6]
Accruing loans past-due 90 days or more	0	[3],[4]	0	[5],[6]
UNITED STATES | Leasing
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	0		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Legacy
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	3,649		1,545
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	437		449
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	4,176		4,090
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	1,240		1,410
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	6		0
Accruing loans past-due 90 days or more	0		0
UNITED STATES | Consumer | Other
Financing Receivable, Recorded Investment, Past Due
Non-accrual loans	5		7
Accruing loans past-due 90 days or more	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude $ 45 million in non-performing loans held-for-sale.
[2]	For purposes of this table non-performing loans exclude $ 19 million in non-performing loans held-for-sale.
[3]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guar anteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $ 164 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2015 . Furthermore, the Co rporation has approximately $ 70 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets .
[4]	Non-covered loans of $ 268 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.
[5]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since t he principal repayment is insured. These balances include $ 12 5 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2014 . Furthermore, the Co rporation has approximately $ 66 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets .
[6]	Non-covered loans by $ 59 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.